Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Earnings before income tax expense	$ 2,174	$ 2,070
Combined Canadian federal and provincial statutory income tax rate (%)	30.00%	30.00%
Expected federal and provincial taxes at statutory rate	$ 652	$ 621
Expected federal and provincial taxes at statutory rate (decrease)/increase resulting from:
Foreign and other statutory rate differentials	(169)	(166)
Effects of rate-regulated accounting	(97)	(98)
Tax credits	(36)	(14)
Enactment of new tax laws, change in tax rate	2	12
Other	(6)	5
Income tax expense	$ 346	$ 360
Effective tax rate (%)	15.90%	17.40%